Long-term debt - Narrative (Details)					12 Months Ended
	Dec. 20, 2017 USD ($)	May 30, 2017	Mar. 25, 2017 EUR (€)	Jan. 11, 2016 $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Debt Instrument [Line Items]
Consideration for royalty payable, percent		15.00%
Debt and capital lease obligations					$ 54,422,000	$ 79,032,000
Senior revolving financing facility
Debt Instrument [Line Items]
Periodic principal payment | €			€ 10,000,000
Basis spread on variable rate debt			3.25%		30.00%
Convertible debt | Convertible unsecured notes due June 1, 2021
Debt Instrument [Line Items]
Interest rate (percent)				9.00%
Convertible debt, stock price trigger | $ / shares				$ 2.17
Capital lease obligations (note 15 (e))
Debt Instrument [Line Items]
Debt and capital lease obligations					$ 637,000	781,000
Subordinated debenture notes
Debt Instrument [Line Items]
Interest rate (percent)					9.00%
Debt and capital lease obligations					$ 0	$ 40,463,000
Minimum | Capital lease obligations (note 15 (e))
Debt Instrument [Line Items]
Interest rate					3.10%	2.30%
Capital lease term					3 years
Minimum | Capital lease obligations (note 15 (e)) | Other bank financing
Debt Instrument [Line Items]
Interest rate					0.75%
Maximum | Capital lease obligations (note 15 (e))
Debt Instrument [Line Items]
Interest rate					12.00%		11.00%
Capital lease term					5 years
Maximum | Capital lease obligations (note 15 (e)) | Other bank financing
Debt Instrument [Line Items]
Interest rate					3.80%
Secured Debt
Debt Instrument [Line Items]
Long-term debt	$ 20,000,000
Interest rate (percent)					9.00%
Interest rate effective upon completion of certain milestones	6.00%
Consideration for royalty payable, percent	85.00%
Debt and capital lease obligations					$ 18,987,000	$ 0
Debt issuance costs	$ 1,013,000